Real Estate Investments - Schedule of Carrying Value of Real Estate Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Real estate investments, gross	$ 11,459,172	$ 11,468,170	$ 9,965,185
Less: Accumulated depreciation	(2,547,524)	(2,388,492)	(2,171,546)
Real estate investments, net	8,911,648	9,079,678	7,793,639
Land
Real Estate Properties [Line Items]
Real estate investments, gross	4,143,513	4,143,513	4,107,953
Buildings, building improvements, land improvements and integral equipment
Real Estate Properties [Line Items]
Real estate investments, gross	$ 7,315,659	$ 7,324,657	$ 5,857,232